Operating profit/(loss) (Details) - EUR (€) € in Millions	5 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Disclosure of Operating Profit (Loss) [Line Items]
Staff costs		€ 160.2	€ 257.4	€ 264.5	€ 0.0
Depreciation of property, plant and equipment		20.3	35.9	43.3	0.0
Impairment of property, plant and equipment		3.2	0.3	1.4	0.0
Impairment of goodwill and brands		0.0	0.0	0.0	0.0
Amortization of software and brands		1.5	6.5	7.8	0.0
Operating lease charges		4.2	15.0	14.6	0.0
Exchange (gains)/losses		5.2	(1.2)	(3.3)	88.9
Fair value loss on financial assets at fair value through profit and loss		4.9	0.0	0.0	0.0
Research & development expenditure		12.1	15.4	13.3	0.0
Inventories recognized as an expense within cost of goods sold		€ 608.9	€ 1,273.3	€ 1,282.6	€ 0.0
Predecessor
Disclosure of Operating Profit (Loss) [Line Items]
Staff costs	€ 88.8
Depreciation of property, plant and equipment	11.3
Impairment of property, plant and equipment	0.0
Impairment of goodwill and brands	55.0
Amortization of software and brands	1.2
Operating lease charges	3.2
Exchange (gains)/losses	(9.0)
Fair value loss on financial assets at fair value through profit and loss	0.0
Research & development expenditure	7.2
Inventories recognized as an expense within cost of goods sold	€ 389.3